Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	May 01, 2024	Mar. 16, 2024	Jun. 29, 2023	Dec. 31, 2023
Share price (per share)			$ 2.68	$ 1.19
Expected life			1 year	6 months
Volatility			142.00%	135.00%
Subsequent Event [Member]
Sale an aggregate shares of common stock	4,200,000
Gross proceeds		$ 0.3
Share price (per share)	$ 0.50
Exercise Price	0.0001
Volatility		100.00%
Subsequent Event [Member] | Warrant B [Member]
Share price (per share)	$ 0.0001
Description	Common Shares during a period of 10 trading days, subject to a pricing floor of $0.137 per Common Share, such that the maximum number of Common Shares underlying the Series A Warrants and Series B Warrants would be an aggregate of approximately 8,400,000 shares and 11,128,470 shares, respectively.
Expected life	5 years 6 months
Subsequent Event [Member] | Warrant A [Member]
Share price (per share)	$ 0.0001
Exercise Price	$ 0.75
Expected life	5 years 6 months